Commitments and Contingencies - Additional Information (Detail)						1 Months Ended		3 Months Ended			6 Months Ended		7 Months Ended	12 Months Ended
	Jul. 12, 2021 USD ($)	Feb. 26, 2021	Dec. 31, 2020 USD ($) $ / shares	Feb. 10, 2020 USD ($)	Dec. 31, 2019 USD ($)	Aug. 31, 2020 USD ($)	Oct. 31, 2019	Jun. 30, 2021 USD ($) $ / shares	Mar. 31, 2021 USD ($) Vote $ / shares shares	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($) $ / shares	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	May 31, 2021 USD ($)	Apr. 30, 2021 USD ($) $ / shares	Feb. 28, 2021 USD ($) $ / shares	Feb. 01, 2021 USD ($) $ / shares	Dec. 30, 2020 USD ($)	Feb. 29, 2020 USD ($)	May 31, 2019 USD ($)	Nov. 30, 2017 USD ($)	Nov. 30, 2015 USD ($)
Line of Credit Facility, Maximum Borrowing Capacity																	$ 100,000,000.0
Restricted cash			$ 53,618,000		$ 856,255,000			$ 11,528,000		$ 132,342,000	$ 11,528,000	$ 132,342,000	$ 53,618,000	$ 53,618,000	$ 856,255,000	$ 419,733,000
Long-term Line of Credit					5,700,000										5,700,000				$ 800,000,000
Deferred financing costs			705,000,000.0		883,600,000								705,000,000.0	705,000,000.0	883,600,000
Line of Credit Facility, Remaining Borrowing Capacity																	$ 2,200,000,000
Percentage of fronting fee on the letter of credit																	0.125%
Interest Expense								113,259,000		93,249,000	217,828,000	138,090,000		331,217,000	99,587,000	183,697,000
Construction Commitments			108,200,000		467,400,000			39,900,000			39,900,000		108,200,000	108,200,000	467,400,000
Asset Retirement Obligation			$ 205,965,000		$ 131,989,000			$ 220,183,000			$ 220,183,000		$ 205,965,000	$ 205,965,000	$ 131,989,000	$ 90,470,000
letters of credit outstanding																	$ 350,000,000.0
Percentage of issuance fee on the letter of credit																	5.475%
Common stock, voting rights							Effective October 30, 2019, in connection with the SoftBank Transactions, the holders of the shares of Class A Common Stock are entitled to one vote per share and the holders of the shares of Class B, Class C and Class D Common Stock are entitled to three votes per share. Prior to October 30, 2019, holders of Class B and Class C Common Stock were entitled to ten votes per share.
Adam Neumann [Member]
Shares issued, price per share | $ / shares									$ 19.19
Due to affiliate									$ 105,600,000
Settlement Expense									$ 0
Stock issued during period | shares									30,139,971
Stock Issued During Period, Value									$ 578,400,000
Share issue related cost									428,300,000
Shares fully vested, catch-up base amount																			$ 0	$ 0
Partners' Capital, Distribution Amount Per Share | $ / shares																			$ 10.00	$ 10.00
Restructuring and other related costs									$ 102,000,000.0
Mark Lapidus [Member] | Pending Litigation [Member]
Loss contingency damages sought value	$ 58,000,000
Common Class C [Member]
Number of votes per share | Vote									3
Two Thousand And Twenty One Tender Offer [Member]
Equity Securities, Issued									$ 921,600,000									$ 921,600,000
Shares issued, price per share | $ / shares									$ 19.19									$ 19.19
Tender Offer Costs									$ 48,000,000.0
LC Debit Credit [Member]
Percentage of issuance fee on the letter of credit								0.125%			0.125%						5.475%
Debt instrument carrying amount								$ 349,000,000.0			$ 349,000,000.0
Interest Payable								$ 200,000			$ 200,000
Seven Point Eight Seven Five Percentage Senior Notes Due 2025 [Member]
Debt instrument interest rate			7.875%					7.875%			7.875%		7.875%	7.875%
Settlement Agreement [Member] | Common Class C [Member]
Number of votes per share | Vote									1
Common stock, voting rights		one
Maximum [Member]
Debt instrument interest rate					2.60%										2.60%
Long term debt, Maturity term																	6 months
Common stock, voting rights		49.90
Maximum [Member] | Affiliated Entity [Member]
Common stock, voting rights		49.90
Minimum [Member]
Debt instrument interest rate					1.70%										1.70%
Long term debt, Maturity term																	1 month
Common stock, voting rights		49.90
Minimum [Member] | Affiliated Entity [Member]
Common stock, voting rights		49.90
Two Thousand Nineteen Credit Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity					$ 1,300,000,000			$ 6,700,000			$ 6,700,000				$ 1,300,000,000						$ 143,700,000		$ 200,000,000.0	$ 500,000,000.0	$ 650,000,000.0
Restricted cash					762,300,000										762,300,000
Long-term Line of Credit					0										0
Standby Letters of Credit [Member]
Restricted cash			$ 53,600,000		94,000,000.0			11,500,000			11,500,000		$ 53,600,000	$ 53,600,000	94,000,000.0
Long-term Line of Credit			49,200,000		92,000,000.0			8,400,000			8,400,000		49,200,000	49,200,000	$ 92,000,000.0
Twenty Twenty LC Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity								1,700,000			1,700,000										1,400,000,000
Long-term Line of Credit			143,700,000	$ 1,800,000				6,700,000			6,700,000		143,700,000	$ 143,700,000
Deferred financing costs																						$ 4,700,000
Line of Credit Facility, Expiration Date				Feb. 10, 2020										Feb. 10, 2023
Line of Credit Facility, Remaining Borrowing Capacity								84,700,000			$ 84,700,000										$ 368,400,000
Cash Collateral for Borrowed Securities			$ 2,200,000										2,200,000	$ 2,200,000
Working Capital					$ 800,000,000
Line of Credit Facility, Commitment Fee Percentage			12.47%								12.47%
Warrants and Rights Outstanding			$ 284,400,000					284,400,000			$ 284,400,000		$ 284,400,000	284,400,000
Twenty Twenty LC Facility [Member] | Reimbursement Agreement [Member]
Long-term Line of Credit				$ 1,750,000,000
Interest Expense								$ 19,700,000		$ 19,100,000	$ 38,500,000	$ 29,200,000		$ 69,700,000
Twenty Twenty LC Facility [Member] | Soft Bank Obligor [Member]
Line of Credit Facility, Commitment Fee Percentage			5.475%								5.475%
Twenty Twenty LC Facility [Member] | Maximum [Member]
Percentage of fronting fee on the letter of credit			0.125%										0.125%	0.125%
Twenty Twenty LC Facility [Member] | Maximum [Member] | Reimbursement Agreement [Member]
Percentage of fronting fee on the letter of credit								0.125%			0.125%
LC Debit Credit [Member]
letters of credit outstanding																	$ 350,000,000.0
Debt issuance costs net								$ 500,000			$ 500,000
Interest debt											40,000.00
LC Debit Credit [Member] | Maximum [Member]
Long term debt, Maturity term																	6 months
LC Debit Credit [Member] | Minimum [Member]
Long term debt, Maturity term																	1 month
BOWX ACQUISITION CORP [Member]
Working Capital											1,500,000		$ 1,500,000
IPO [Member] | BOWX ACQUISITION CORP [Member]
Deferred underwriting commissions						$ 16,900,000					$ 16,900,000		$ 16,900,000
Price per unit | $ / shares			$ 0.35					$ 0.35			$ 0.35		$ 0.35	$ 0.35